Taxes on Income - Schedule of Change in Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Valuation Allowance [Abstract]
Balance at the beginning of the year	$ (4,158)	$ (4,499)	$ (2,551)
Changes during the year	(7,567)	341	(1,948)
Balance at the end of the year	$ (11,725)	$ (4,158)	$ (4,499)